Commitments and Contingencies - Other Commercial Commitments Maturity (Details) - Bank guarantees, letters of credit and performance bonds - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Less than 1 year	$ 31.8
2-3 years	5.6
4-5 years	0.0
Thereafter	0.6
Bank guarantees, letters of credit and performance bonds	$ 38.0	$ 42.9